UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04024

Exact name of registrant as specified in charter:	Dryden California Municipal Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	8/31/2006

Date of reporting period:	2/28/2006

Item 1 – Reports to Stockholders –

Dryden California Municipal Fund/California Series

FEBRUARY 28, 2006	SEMIANNUAL REPORT

FUND TYPE

Municipal bond

OBJECTIVE

Maximize current income that is exempt from California state and federal income taxes, consistent with the preservation of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Series’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2006, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

April 14, 2006

Dear Shareholder:

We hope you find the semiannual report for the California Series informative and useful. As a JennisonDryden mutual fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisors and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden California Municipal Fund/California Series

Dryden California Municipal Fund/California Series	1

Your Series’ Performance

Series objective

The investment objective of the Dryden California Municipal Fund/California Series (the Series) is to maximize current income that is exempt from California state and federal income taxes, consistent with the preservation of capital. There can be no assurance that the Series will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 4.00% (Class A shares).

Cumulative Total Returns[1] as of 2/28/06
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Class A	0.93%	3.66%	25.27%	66.91%	165.46%
Class B	0.80	3.40	23.72	62.12	306.01
Class C	0.66	3.14	22.20	58.15	78.55
Class Z	1.14	4.00	26.82	N/A	69.54
Lehman Brothers Municipal Bond Index[3]	0.99	3.87	30.76	75.81	***
Lipper California (CA) Muni Debt Funds Avg.[4]	0.95	4.04	26.69	65.85	****

Average Annual Total Returns[1] as of 3/31/06
		One Year	Five Years	Ten Years	Since Inception[2]
Class A		–0.58%	3.48%	4.97%	5.89%
Class B		–1.63	3.92	5.09	6.68
Class C		2.05	3.83	4.83	5.02
Class Z		3.81	4.57	N/A	5.59
Lehman Brothers Municipal Bond Index[3]		3.81	5.18	5.87	***
Lipper California (CA) Muni Debt Funds Avg.[4]		4.03	4.56	5.30	****

Distributions and Yields[1] as of 2/28/06
	Total Distributions Paid for Six Months	30-Day SEC Yield	Taxable Equivalent 30-Day Yield[5] at Tax Rates of
			33%	35%
Class A	$0.33	3.15%	5.18%	5.34%
Class B	$0.32	3.03	4.99	5.14
Class C	$0.30	2.79	4.59	4.73
Class Z	$0.35	3.53	5.81	5.99

2	Visit our website at www.jennisondryden.com

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 4.00%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively. Class Z shares are not subject to a sales charge.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the share classes would have been lower. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 0.50%, and 1.00% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. Except where noted, the returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Without waiver of fees and/or expense subsidization, the Series’ returns would have been lower.

2Inception dates: Class A, 1/22/90; Class B, 9/19/84; Class C, 8/1/94; and Class Z, 9/18/96.

3The Lehman Brothers Municipal Bond Index is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

4The Lipper CA Muni Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper CA Muni Debt Funds category for the periods noted. Funds in the Lipper Average limit their assets to those securities that are exempt from taxation in California.

5Taxable equivalent yields reflect federal and applicable state tax rates.

Investors cannot invest directly in an index. The returns for the Lehman Brothers Municipal Bond Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

***Lehman Brothers Municipal Bond Index Closest Month-End to Inception cumulative total returns as of 2/28/06 are 189.45% for Class A, 434.99% for Class B, 101.41% for Class C, and 72.78% for Class Z. Lehman Brothers Municipal Bond Index Closest Month-End to Inception average annual total returns as of 3/31/06 are 6.75% for Class A, 8.08% for Class B, 6.12% for Class C, and 5.85% for Class Z.

****Lipper Average Closest Month-End to Inception cumulative total returns as of 2/28/06 are 172.32% for Class A, 370.22% for Class B, 89.10% for Class C, and 63.26% for Class Z. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/06 are 6.34% for Class A, 7.42% for Class B, 5.54% for Class C, and 5.21% for Class Z.

Dryden California Municipal Fund/California Series	3

Your Series’ Performance (continued)

Five Largest Issues expressed as a percentage of net assets as of 2/28/06
Orange Cnty. Loc. Trans. Auth., 2/14/11, 6.20%	6.0%
So. California Pub. Pwr. Auth., 7/01/16, Zero Coupon	5.5
California St. Hsg. Agcy. Rev., Sngl. Fam. Mtge. Ser. A, 2/01/15, Zero Coupon	4.5
Santa Margarita/Dana Point Auth., Ser. B, M.B.I.A., Rev., 8/01/12, 7.25%	3.9
Los Angeles Cnty., Correctional Facs. Proj. C.O.P., 9/01/10, Zero Coupon	3.4

Issues are subject to change.

Credit Quality expressed as a percentage of net assets as of 2/28/06
Aaa	59.3%
Aa	11.4
A	18.9
Baa	5.2
Not Rated	4.6
Total Investments	99.4
Other assets in excess of liabilities	0.6
Net Assets	100.0%

Source: Moody’s rating, defaulting to S&P when not rated by Moody’s. Credit quality is subject to change.

4	Visit our website at www.jennisondryden.com

Fees and Expenses (Unaudited)

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Series expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2005, at the beginning of the period, and held through the six-month period ended February 28, 2006.

The Series’ transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Series, that you own. You should consider the additional fees that were charged to your Series account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and

Dryden California Municipal Fund/California Series	5

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden California Municipal Fund/ California Series		Beginning Account Value September 1, 2005	Ending Account Value February 28, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,009.30	1.09%	$5.43
	Hypothetical	$1,000.00	$1,019.39	1.09%	$5.46

Class B	Actual	$1,000.00	$1,008.00	1.34%	$6.67
	Hypothetical	$1,000.00	$1,018.15	1.34%	$6.71

Class C	Actual	$1,000.00	$1,006.60	1.59%	$7.91
	Hypothetical	$1,000.00	$1,016.91	1.59%	$7.95

Class Z	Actual	$1,000.00	$1,011.40	0.84%	$4.19
	Hypothetical	$1,000.00	$1,020.63	0.84%	$4.21

* Series expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2006, and divided by the 365 days in the Series’ fiscal year ending August 31, 2006 (to reflect the six-month period).

6	Visit our website at www.jennisondryden.com

This Page Intentionally Left Blank

Portfolio of Investments

as of February 28, 2006 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS 98.5%

Municipal Bonds
Abag. Fin. Auth. Rev., Schs. of Sacred Heart, Ser. A	Baa3	6.45%	6/01/30	$1,500	$1,602,840
Antelope Valley Health Care Dist. Rev. Ser. A, F.S.A.	Aaa	5.20	1/01/17	1,000	1,048,340
Baldwin Park Uni. Sch. Dis. G.O., Election of 2002, F.S.A.(d)	Aaa	5.00	8/01/22	1,065	1,159,370
California Hlth. Facs. Fin. Auth. Rev., Ref., Cedars Sinai Med. Ctr.	A3	5.00	11/15/21	1,000	1,046,140
Catholic Healthcare West, Ser. G.	A3	5.00	7/01/09	250	260,275
California St. Hsg. Fin. Agy. Rev., Sngl. Fam. Mtge., Ser. A, C.A.B.S.	Aa2	Zero	2/01/15	8,420	4,180,866
California St. Pub. Works Brd. Lease Rev. Ref., Dept. Corrections & Rehab., Ser. J	A3	5.00	1/01/21	1,000	1,060,580
Dept. Gen. Srvcs. Lease Rev.	A3	5.25	6/01/28	250	263,620
Dept. Mental Hlth. Coalinga, Ser. A, Lease Rev.	A3	5.50	6/01/18	1,970	2,193,536
Various Univ. of California Projs., Ser. D	Aa2	5.00	5/01/20	1,000	1,066,610
California St.,
Econ, G.O. Ser. A	A2	5.50	4/01/30	2,000	2,219,920
G.O., M.B.I.A.	Aaa	5.25	2/01/27	1,500	1,605,645
Var. Purp. G.O.	A2	5.00	3/01/27	1,000	1,049,800
California Statewide Cmntys. Dev. Auth. Rev., Kaiser Permanente, Ser. B	A3	3.90	7/01/14	500	488,620
Chico Redev. Agcy. Tax Alloc., Chico Amended & Merged Redev., A.M.B.A.C.	Aaa	5.00	4/01/30	445	468,776
Colton Jt. Uni. Sch. Dist., G.O., F.G.I.C.	Aaa	5.25	2/01/21	830	910,469
Corona-Norco Uni. Sch. Dist. Spec. Tax, Cmnty. Facs. Dist. No. 98-1, M.B.I.A.	Aaa	5.00	9/01/22	1,060	1,119,710

See Notes to Financial Statements.

Dryden California Municipal Fund/California Series	9

Portfolio of Investments

as of February 28, 2006 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Golden St. Tobacco Secur. Corp., Tobacco Settlement Rev., C.A.B.S., Asset Bkd., Ser.A, A.M.B.A.C.	Aaa	Zero	6/01/23	$1,000	$831,080
Enhanced Assed Bkd., Ser. B(d)	Aaa	5.50%	6/01/13	1,500	1,662,645
Enhanced Asset Bkd., Ser. 2003-A-1	Baa3	6.75	6/01/39	750	845,033
La Mesa-Spring Valley Sch. Dist., G.O., Election of 2002, Ser. B, C.A.B.S., F.G.I.C.	Aaa	Zero	8/01/23	2,000	917,880
La Quinta Fin. Auth Local Agcy. Rev., A.M.B.A.C	Aaa	5.25	9/01/24	500	543,195
Loma Linda Hosp. Rev., Loma Linda Univ. Med. Ctr., Ser. A	Baa1	5.00	12/01/20	750	778,703
Long Beach Redev. Agcy., Dist. No. 3, Spec. Tax Rev. Pine Ave. (cost $2,950,530; purchased 10/18/93)(f)(g)	NR	6.375	9/01/23	3,000	3,155,910
Los Angeles Cmnty. Coll. Dist., Ser. A, G.O., M.B.I.A.(d)	Aaa	5.50	8/01/11	2,800	3,074,008
Los Angeles Unified Sch. Dist. C.O.P., Admin. Bldg. Proj., Ser. B, A.M.B.A.C.	Aaa	5.00	10/01/31	1,500	1,547,880
Election of 1997, Ser. F, G.O., F.G.I.C.	Aaa	5.00	7/01/21	1,000	1,063,020
Los Angeles Cnty., Correctional Facs. Proj., C.O.P., M.B.I.A., E.T.M., C.A.B.S.(d)	Aaa	Zero	9/01/10	3,770	3,206,008
Metro. Wtr. Dist. of Southern California Waterworks Rev., Linked, S.A.V.R.S. & R.I.B.S.	Aa2	5.75	8/10/18	1,000	1,164,930
Unrfd. Balance Ser. A	Aa2	5.75	7/01/21	2,240	2,652,026
Orange Cnty. Loc. Trans. Auth., Linked, T.C.R.S., A.M.B.A.C.	Aaa	6.20	2/14/11	5,000	5,581,399
Spec. Tax Rev., R.I.B.S. (cost $713,528; purchased 2/17/98)(f)(g)	Aa2	9.074(b)	2/14/11	750	924,420

See Notes to Financial Statements.

10	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Puerto Rico Comnwlth., Ser. 642A, G.O., M.B.I.A. R.I.T.E.S. (cost ($1,057,780; purchased 3/29/00)(f)(g)	NR	8.892%(b)	7/01/10	$1,000	$1,183,900
Redding Elec. Sys. C.O.P., Linked, R.I.B.S., M.B.I.A., E.T.M. (cost $1,884,746; purchased 1/09/95)(f)(g)	Aaa	9.461(b)	7/01/22	1,750	2,441,110
S.A.V.R.S., R.I.B.S., M.B.I.A., E.T.M.(d)(f)	Aaa	6.368(b)	7/01/22	50	59,873
Sacramento City Fin. Auth. Rev., Cap. Impv., Ser. A, A.M.B.A.C.(d)	Aaa	5.00	6/01/11	2,000	2,101,820
Sacramento Mun. Utility Dist. Elec. Rev., Ser. N, M.B.I.A.	Aaa	5.00	8/15/28	2,500	2,621,125
San Diego Redev., Agcy. Tax Alloc., North Bay Redev.	Baa1	5.875	9/01/29	1,000	1,055,540
San Diego Uni. Sch. Dist., Election of 1998, Ser. B, G.O., M.B.I.A.	Aaa	6.00	7/01/19	1,000	1,204,010
San Francisco City & Cnty. Redev. Agcy. Lease Rev., George R. Moscone, C.A.B.S.	A1	Zero	7/01/09	2,000	1,767,080
Santa Margarita/Dana Point Auth. Rev., Impvt. Dists. 3. Ser. B, M.B.I.A.	Aaa	7.25	8/01/14	1,000	1,247,030
Impvt. Dists. 3, Ser. B, M.B.I.A.	Aaa	7.25	8/01/09	1,400	1,569,078
Impvt. Dists. 1-2-2A & 8, Ser. A, M.B.I.A.	Aaa	7.25	8/01/13	1,990	2,445,213
Impvt. Dists. 3-3A-4 & 4A2, Ser. B, M.B.I.A.	Aaa	7.25	8/01/12	3,000	3,616,139
Santa Maria Joint Union H.S. Dist., Election of 2004, C.A.B.S., G.O., F.G.I.C.	Aaa	Zero	8/01/29	1,250	426,838
So. California Pub Pwr. Auth., PNC GIC Proj. Rev.,(c)	A2	6.75	7/01/10	2,265	2,523,255
PNC GIC Proj. Rev.,	A2	6.75	7/01/11	1,195	1,358,333
PNC GIC Proj. Rev.,	A2	6.75	7/01/13	1,000	1,171,310
Palo Verde Proj. Rev. Ser. C, A.M.B.A.C., C.A.B.S., E.T.M.(d)	Aaa	Zero	7/01/16	7,925	5,179,621

See Notes to Financial Statements.

Dryden California Municipal Fund/California Series	11

Portfolio of Investments

as of February 28, 2006 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Tob. Securization Auth. Northern Calif. Tob. Settlement Rev., Asset-Bkd. BDS-Ser. A-1	Baa3	5.50%	6/01/45	$500	$510,130
Torrance California Hosp. Rev., Torrance Mem. Med. Ctr., Ser. A	A1	6.00	6/01/22	2,000	2,190,140
Univ. California Bd. of Regents Hosp. Rev., UCLA Med. Ctr., Ser. A, A.M.B.A.C.	Aaa	5.25	5/15/30	2,000	2,128,000
Univ. California Bd. of Regents Rev., Multi. Purpose Proj., Ser. O, F.G.I.C.	Aaa	5.125	9/01/31	2,500	2,608,525
Val Verde Uni. Sch. Dist. C.O.P., Ref. & Sch. Constr. Proj., Ser. B, F.G.I.C.	AAA(h)	5.00	1/02/35	500	522,120
Victor Elementary Sch. Dist., Ser. A, G.O., F.G.I.C.(d)	Aaa	5.375	8/01/12	1,290	1,421,580
Virgin Islands Pub. Fin. Auth. Rev., Gross Rcpts. Taxes Ln. Nt., F.S.A.	Aaa	5.25	10/01/21	1,000	1,100,780

Total long-term investments (cost $84,488,919)					92,145,804

SHORT-TERM INVESTMENTS 0.9%

Municipal Bonds
California Pollution Ctl. Fin. Auth Rev. Res. Recovery, Atlantic Richfield Co. Proj., Ser. A, A.M.T., F.R.D.D.(e)	VMIG1	3.03	3/01/06	100	100,000
California St. Mun. Secs. Tr. Rcpts., Ser. SGA 119, G.O., F.G.I.C., F.R.D.D.(e)	A-1+(h)	3.02	3/01/06	200	200,000
Ser. SGA 135, A.M.B.A.C., F.R.D.D., G.O.(e)	A-1+(h)	3.02	3/01/06	500	500,000

Total short-term investments (cost $800,000)					800,000

Total Investments 99.4% (cost $85,288,919; Note 5)					92,945,804
Other assets in excess of liabilities(i) 0.6%					606,377

Net Assets 100%					$93,552,181

See Notes to Financial Statements.

12	Visit our website at www.jennisondryden.com

(a)	The following abbreviations are used in the portfolio descriptions:

A.M.B.A.C.—American Municipal Bond Assurance Corporation

A.M.T.—Alternative Minimum Tax

C.A.B.S.—Capital Appreciation Bonds

C.O.P—Certificates of Participation

E.T.M.—Escrowed to Maturity

F.G.I.C.—Financial Guaranty Insurance Company

F.R.D.D.—Floating Rate (Daily) Demand Note(e)

F.S.A.—Financial Security Assurance

G.O.—General Obligation

M.B.I.A.—Municipal Bond Insurance Corporation

R.I.B.S.—Residual Interest Bearing Securities

R.I.T.E.S.—Residual Interest Tax Exempt Securities Receipts

S.A.V.R.S.—Select Auction Variable Rate Securities

T.C.R.S.—Transferable Custodial Receipts

NR—Not Rated by Moody’s or Standard & Poor’s

The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

(b)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at February 28, 2006.
(c)	Partial principal amount pledged as collateral for financial futures contracts.
(d)	Pre-refunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(e)	For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is the rate in effect at February 28, 2006.
(f)	Indicates a restricted security. The aggregate cost of such securities is $6,606,584. The aggregate value is $7,705,340 and represents 8.2% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(h)	Standard & Poor’s Rating.
(i)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on financial futures contracts as follows:

Open financial futures contracts outstanding as of February 28, 2006:

Number of Contracts	Type	Expiration Date	Value at February 28, 2006	Value at Trade Date	Unrealized Appreciation/ (Depreciation)
	Short Positions:
53	U.S. Treasury 5 yr. Notes	June 2006	$5,574,937	$5,578,272	$3,335
32	U.S. Treasury 10 yr. Notes	June 2006	3,453,000	3,442,314	(10,686)

					$(7,351)

See Notes to Financial Statements.

Dryden California Municipal Fund/California Series	13

Portfolio of Investments

as of February 28, 2006 (Unaudited) Cont’d.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2006 were as follows:

Special Tax/Assessment District	23.2%
Power	16.4
Education	15.1
General Obligation	11.3
Lease Backed Certificate of Participation	11.3
Healthcare	8.5
Housing	4.5
Water & Sewer	4.1
Tobacco Appropriated	2.7
Tobacco	1.4
Short-Term Investments	0.9

Total Investments	99.4
Other assets in excess of liabilities	0.6

Total	100.0%

Industry classification is subject to change.

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Financial Statements

FEBRUARY 28, 2006	SEMIANNUAL REPORT

Dryden California Municipal Fund

California Series

Statement of Assets and Liabilities

as of February 28, 2006 (Unaudited)

Assets
Investments, at value (cost $85,288,919)	$92,945,804
Cash	95,809
Interest receivable	795,263
Prepaid expenses	4,804
Receivable for Series shares sold	347

Total assets	93,842,027

Liabilities
Dividends payable	81,849
Accrued expenses	77,357
Payable for Series shares reacquired	41,971
Management fee payable	35,836
Distribution fee payable	19,974
Deferred trustees’ fees	14,381
Due to broker—variation margin	11,083
Transfer agent fee payable	7,395

Total liabilities	289,846

Net Assets	$93,552,181

Net assets were comprised of:
Shares of beneficial interest, at par	$81,107
Paid-in capital in excess of par	85,681,709

85,762,816
Overdistribution of net investment income	(37,322)
Accumulated net realized gain on investments	177,153
Net unrealized appreciation on investments	7,649,534

Net assets, February 28, 2006	$93,552,181

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

Class A
Net asset value and redemption price per share ($80,772,445 ÷ 7,002,612 shares of beneficial interest issued and outstanding)	$11.53
Maximum sales charge (4% of offering price)	0.48

Maximum offering price to public	$12.01

Class B
Net asset value, offering price and redemption price per share ($10,131,365 ÷ 878,492 shares of beneficial interest issued and outstanding)	$11.53

Class C
Net asset value, offering price and redemption price per share ($1,141,292 ÷ 98,983 shares of beneficial interest issued and outstanding)	$11.53

Class Z
Net asset value, offering price and redemption price per share ($1,507,079 ÷ 130,629 shares of beneficial interest issued and outstanding)	$11.54

See Notes to Financial Statements.

Dryden California Municipal Fund/California Series	17

Statement of Operations

Six Months Ended February 28, 2006 (Unaudited)

Net Investment Income
Income
Interest	$2,410,850

Expenses
Management fee	235,311
Distribution fee—Class A	100,379
Distribution fee—Class B	26,891
Distribution fee—Class C	4,770
Custodian’s fees and expenses	47,000
Reports to shareholders	32,000
Registration fees	22,000
Transfer agent’s fees and expenses (including affiliated expenses of $16,000)	21,000
Audit fee	12,000
Legal fees and expenses	12,000
Trustees’ fees	6,000
Miscellaneous	7,526

Total expenses	526,877
Less: Custodian fee credit	(348)

Net expenses	526,529

Net investment income	1,884,321

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on:
Investment transactions	108,003
Financial futures transactions	275,167

383,170

Net change in unrealized appreciation (depreciation) on:
Investments	(1,618,223)
Financial futures contracts	157,525

(1,460,698)

Net loss on investments	(1,077,528)

Net Increase In Net Assets Resulting From Operations	$806,793

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 28, 2006	Year Ended August 31, 2005
Increase (Decrease) In Net Assets
Operations
Net investment income	$1,884,321	$4,120,670
Net realized gain on investments	383,170	438,333
Net change in unrealized appreciation (depreciation) on investments	(1,460,698)	572,538

Net increase in net assets resulting from operations	806,793	5,131,541

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(1,606,614)	(3,364,662)
Class B	(201,474)	(551,277)
Class C	(22,224)	(52,808)
Class Z	(38,013)	(129,662)

	(1,868,325)	(4,098,409)

Distributions from net realized gains
Class A	(701,233)	(2,399,014)
Class B	(96,439)	(467,445)
Class C	(10,623)	(45,246)
Class Z	(15,227)	(117,944)

	(823,522)	(3,029,649)

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	401,593	3,585,103
Net asset value of shares issued in reinvestment of dividends and distributions	1,740,525	4,404,396
Cost of shares reacquired	(5,556,715)	(20,299,225)

Net decrease in net assets from Series share transactions	(3,414,597)	(12,309,726)

Total decrease	(5,299,651)	(14,306,243)

Net Assets
Beginning of period	98,851,832	113,158,075

End of period	$93,552,181	$98,851,832

See Notes to Financial Statements.

Dryden California Municipal Fund/California Series	19

Notes to Financial Statements

(Unaudited)

Dryden California Municipal Fund (the “Fund”), is registered under the Investment Company Act of 1940, as an open-end management investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984 and consists of two series. These financial statements relate only to California Series (“the Series”). The financial statements of the other series are not presented herein. The assets of each series are invested in separate, independently managed portfolios. The Series commenced investment operations on September 19, 1984. The Series is diversified and seeks to achieve its investment objective of obtaining the maximum amount of income exempt from federal and California state income taxes with the minimum of risk by investing in “investment grade” tax-exempt securities whose ratings are within the four highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific state, industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund, and the Series, in the preparation of its financial statements.

Securities Valuations: The Fund values municipal securities (including commitments to purchase such securities on a “when-issued” basis) as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values. Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq Official Closing Price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market marker.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or

20	Visit our website at www.jennisondryden.com

board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Restricted Securities: The Series may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). The restricted securities held by the Series at February 28, 2006 include registration rights under which the Series may demand registration by the issuers. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the

Dryden California Municipal Fund/California Series	21

Notes to Financial Statements

(Unaudited) Cont’d

Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Series invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Inverse Floaters: The Series invests in variable rate securities commonly called “inverse floaters”. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Options: The Series may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities, which the Series currently owns or intends to purchase. The Series’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Series purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Series writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Series realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase determining whether the Series has realized a gain or loss. The

22	Visit our website at www.jennisondryden.com

difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written.

The Series, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Series bears the market risk of an unfavorable change in the price of the security underlying the written option. The Series, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Interest Rate Swaps: The Series may enter into interest rate swaps. In a simple interest rate swap, one investor pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Interest rate swaps were conceived as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.

During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by “marking-to-market” to reflect the market value of the swap. When the swap is terminated, the Series will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Series’ basis in the contract, if any.

The Series is exposed to credit loss in the event of non-performance by the other party to the interest rate swap. However, the Series does not anticipate non-performance by any counterparty.

Written options, future contracts and swap contracts involve elements of both market and certain risk in excess of the amounts reflected in the Statement of Assets and Liabilities.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses from securities transactions are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and realized and unrealized gains and losses are

Dryden California Municipal Fund/California Series	23

Notes to Financial Statements

(Unaudited) Cont’d

allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Series declares daily dividends from net investment income. Payment of dividends is made monthly. Distributions of net capital gains, if any, are made annually.

Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulation and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified among undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested assets earn credits which reduce the fees charged by the custodian. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the

24	Visit our website at www.jennisondryden.com

management of the Series. In connection therewith, PIM is obligated to keep certain books and records of the Series. PI pays for the services of PIM, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets up to and including $1 billion and .45 of 1% of the average daily net assets in excess of $1 billion. The effective management fee was .50 of 1% for the six months ended February 28, 2006.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by it. The distribution fees for Class A, Class B and Class C shares are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Series.

Pursuant to the Class A, B and C Plans, the Series compensates PIMS for distribution- related activities at an annual rate of up to .30 of 1%, .50 of 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS has contractually agreed to limit such fees to .25% and .75 of 1% of the Class A and C shares, respectively.

PIMS has advised the Series that they received approximately $4,700 in front-end sales charges resulting from sales of Class A shares during the six months ended February 28, 2006. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to sales persons and incurred other distribution costs.

PIMS has advised the Series, that for the six months ended February 28, 2006, it received approximately $9,400 in contingent deferred sales charges imposed upon redemptions by Class B.

PI, PIMS and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA would

Dryden California Municipal Fund/California Series	25

Notes to Financial Statements

(Unaudited) Cont’d

be incurred at market rates. For the period from October 29, 2004 through October 28, 2005, the Fund paid a commitment fee of .075 of 1% of the unused portion of the agreement. Effective October 29, 2005, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Fund pays a commitment fee of .0725 of 1% of the unused portion of the renewed SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the renewed SCA is October 27, 2006. The Fund did not borrow any amounts pursuant to the SCA during the six months ended February 28, 2006.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. First Clearing Corporation, an affiliate of PI, serves as a broker/dealer. For the six months ended February 28, 2006, the Series incurred approximately $3,500 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended February 28, 2006 were $17,461,385 and $20,820,841, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of February 28, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$85,213,356	$7,757,869	$(25,421)	$7,732,448

26	Visit our website at www.jennisondryden.com

The difference between book basis and tax basis is attributable to the difference in the treatment of premium amortization and accreting market discount for book and tax purposes.

Note 6. Capital

The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class C shares purchased are subject to a CDSC of 1% within 12 months from the date of purchase. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to limited group of investors.

The Series has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share.

Transactions in shares of beneficial interest for the six months ended February 28, 2006 and for the fiscal year ended August 31, 2005 were as follows:

Class A	Shares	Amount
Six months ended February 28, 2006:
Shares sold	12,771	$147,870
Shares issued in reinvestment of dividends and distributions	129,572	1,489,901
Shares reacquired	(292,810)	(3,383,117)

Net increase (decrease) in shares outstanding before conversion	(150,467)	(1,745,346)
Shares issued upon conversion from Class B	119,107	1,378,168

Net increase (decrease) in shares outstanding	(31,360)	$(367,178)

Year ended August 31, 2005:
Shares sold	214,511	$2,526,807
Shares issued in reinvestment of dividends and distributions	302,902	3,546,351
Shares reacquired	(1,210,685)	(14,246,368)

Net increase (decrease) in shares outstanding before conversion	(693,272)	(8,173,210)
Shares issued upon conversion from Class B	273,488	3,208,384

Net increase (decrease) in shares outstanding	(419,784)	$(4,964,826)

Dryden California Municipal Fund/California Series	27

Notes to Financial Statements

(Unaudited) Cont’d

Class B	Shares	Amount
Six months ended February 28, 2006:
Shares sold	5,792	$66,585
Shares issued in reinvestment of dividends and distributions	15,128	173,854
Shares reacquired	(102,375)	(1,187,666)

Net increase (decrease) in shares outstanding before conversion	(81,455)	(947,227)
Shares reacquired upon conversion into Class A	(119,155)	(1,378,168)

Net increase (decrease) in shares outstanding	(200,610)	$(2,325,395)

Year ended August 31, 2005:
Shares sold	40,166	$474,961
Shares issued in reinvestment of dividends and distributions	47,172	552,076
Shares reacquired	(210,671)	(2,462,222)

Net increase (decrease) in shares outstanding before conversion	(123,333)	(1,435,185)
Shares reacquired upon conversion into Class A	(273,488)	(3,208,384)

Net increase (decrease) in shares outstanding	(396,821)	$(4,643,569)

Class C
Six months ended February 28, 2006:
Shares sold	10,898	$125,294
Shares issued in reinvestment of dividends and distributions	2,545	29,268
Shares reacquired	(37,529)	(432,909)

Net increase (decrease) in shares outstanding	(24,086)	$(278,347)

Year ended August 31, 2005:
Shares sold	5,678	$66,900
Shares issued in reinvestment of dividends and distributions	7,451	87,219
Shares reacquired	(35,116)	(414,773)

Net increase (decrease) in shares outstanding	(21,987)	$(260,654)

Class Z
Six months ended February 28, 2006:
Shares sold	5,374	$61,844
Shares issued in reinvestment of dividends and distributions	4,127	47,502
Shares reacquired	(47,995)	(553,023)

Net increase (decrease) in shares outstanding	(38,494)	$(443,677)

Year ended August 31, 2005:
Shares sold	43,571	$516,435
Shares issued in reinvestment of dividends and distributions	18,671	218,750
Shares reacquired	(270,420)	(3,175,862)

Net increase (decrease) in shares outstanding	(208,178)	$(2,440,677)

28	Visit our website at www.jennisondryden.com

Financial Highlights

FEBRUARY 28, 2006	SEMIANNUAL REPORT

Dryden California Municipal Fund

California Series

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended February 28, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.76

Income (loss) from investment operations
Net investment income	.23
Net realized and unrealized gain (loss) on investment transactions	(.13)

Total from investment operations	.10

Less Dividends and Distributions
Dividends from net investment income	(.23)
Distributions from net realized gains	(.10)

Total dividends and distributions	(.33)

Net asset value, end of period	$11.53

Total Return(a):	.93%
Ratios/Supplemental Data:
Net assets, end of period (000)	$80,773
Average net assets (000)	$80,961
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.09	%(d)
Expenses, excluding distribution and service (12b-1) fees	.84	%(d)
Net investment income	4.04	%(d)
For Class A, B, C and Z shares:
Portfolio turnover rate	19	%(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Effective September 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and begin accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income and decrease net realized and unrealized gain (loss) per share by less than $.005 and increase the ratio of net investment income from 4.37% to 4.38%. Per share amounts and ratios for the year ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(c)	The distributor of the Series has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Class A
Year Ended August 31,
2005	2004	2003	2002(b)	2001

$11.97	$11.95	$12.30	$12.36	$11.78

.46	.47	.51	.53	.56
.12	.20	(.27)	.05	.58

.58	.67	.24	.58	1.14

(.46)	(.47)	(.51)	(.53)	(.56)
(.33)	(.18)	(.08)	(.11)	—

(.79)	(.65)	(.59)	(.64)	(.56)

$11.76	$11.97	$11.95	$12.30	$12.36

5.05%	5.75%	2.02%	4.92%	9.91%

$82,726	$89,239	$96,409	$102,729	$103,368
$85,811	$94,033	$103,428	$102,429	$99,324

1.06%	1.04%	.97%	.97%	.98%
.81%	.79%	.72%	.72%	.73%
3.94%	3.94%	4.22%	4.38%	4.66%

13%	74%	63%	30%	48%

See Notes to Financial Statements.

Dryden California Municipal Fund/California Series	31

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended February 28, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.76

Income (loss) from investment operations
Net investment income	.22
Net realized and unrealized gain (loss) on investment transactions	(.13)

Total from investment operations	.09

Less Dividends and Distributions
Dividends from net investment income	(.22)
Distributions from net realized gains	(.10)

Total dividends and distributions	(.32)

Net asset value, end of period	$11.53

Total Return(a):	.80%
Ratios/Supplemental Data:
Net assets, end of period (000)	$10,131
Average net assets (000)	$10,844
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.34	%(c)
Expenses, excluding distribution and service (12b-1) fees	.84	%(c)
Net investment income	3.78	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Effective September 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income and decrease net realized and unrealized gain (loss) per share by less than $0.005 and no effect on the ratio of net investment income. Per share amounts and ratios for the year ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(c)	Annualized.

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Class B
Year Ended August 31,
2005	2004	2003	2002(b)	2001

$11.97	$11.95	$12.30	$12.36	$11.78

.43	.44	.48	.50	.53
.12	.20	(.27)	.05	.58

.55	.64	.21	.55	1.11

(.43)	(.44)	(.48)	(.50)	(.53)
(.33)	(.18)	(.08)	(.11)	—

(.76)	(.62)	(.56)	(.61)	(.53)

$11.76	$11.97	$11.95	$12.30	$12.36

4.79%	5.48%	1.76%	4.67%	9.63%

$12,689	$17,666	$21,157	$25,787	$27,554
$15,020	$19,723	$23,862	$26,110	$28,540

1.31%	1.29%	1.22%	1.22%	1.23%
.81%	.79%	.72%	.72%	.73%
3.69%	3.69%	3.97%	4.13%	4.41%

See Notes to Financial Statements.

Dryden California Municipal Fund/California Series	33

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended February 28, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.76

Income (loss) from investment operations
Net investment income	.20
Net realized and unrealized gain (loss) on investment transactions	(.13)

Total from investment operations	.07

Less Dividends and Distributions
Dividends from net investment income	(.20)
Distributions from net realized gains	(.10)

Total dividends and distributions	(.30)

Net asset value, end of period	$11.53

Total Return(a):	.66%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,141
Average net assets (000)	$1,282
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.59	%(d)
Expenses, excluding distribution and service (12b-1) fees	.84	%(d)
Net investment income	3.53	%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Effective September 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and begin accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income and decrease net realized and unrealized gain (loss) per share by less than $.005 and no effect on the ratio of net investment income. Per share amounts and ratios for the year ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(c)	The distributor of the Series has contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% of the average daily net assets of the Class C shares.
(d)	Annualized.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Class C
Year Ended August 31,
2005	2004	2003	2002(b)	2001

$11.97	$11.95	$12.30	$12.36	$11.78

.40	.41	.45	.47	.50
.12	.20	(.27)	.05	.58

.52	.61	.18	.52	1.08

(.40)	(.41)	(.45)	(.47)	(.50)
(.33)	(.18)	(.08)	(.11)	—

(.73)	(.59)	(.53)	(.58)	(.50)

$11.76	$11.97	$11.95	$12.30	$12.36

4.53%	5.22%	1.51%	4.41%	9.36%

$1,447	$1,736	$2,518	$2,098	$1,519
$1,544	$2,148	$2,271	$1,778	$1,226

1.56%	1.54%	1.47%	1.47%	1.48%
.81%	.79%	.72%	.72%	.73%
3.44%	3.45%	3.74%	3.89%	4.14%

See Notes to Financial Statements.

Dryden California Municipal Fund/California Series	35

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended February 28, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.76

Income (loss) from investment operations
Net investment income	.25
Net realized and unrealized gain (loss) on investment transactions	(.12)

Total from investment operations	.13

Less Dividends and Distributions
Dividends from net investment income	(.25)
Distributions from net realized gains	(.10)

Total dividends and distributions	(.35)

Net asset value, end of period	$11.54

Total Return(a):	1.14%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,507
Average net assets (000)	$1,807
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.84	%(c)
Expenses, excluding distribution and service (12b-1) fees	.84	%(c)
Net investment income	4.28	%(c)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Effective September 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and begin accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income and decrease net realized and unrealized gain (loss) per share by less than $.005 and no effect on the ratio of net investment income. Per share amounts and ratios for the year ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(c)	Annualized.

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

Class Z
Year Ended August 31,
2005	2004	2003	2002(b)	2001

$11.97	$11.95	$12.30	$12.37	$11.79

.49	.50	.54	.56	.59
.12	.20	(.27)	.04	.58

.61	.70	.27	.60	1.17

(.49)	(.50)	(.54)	(.56)	(.59)
(.33)	(.18)	(.08)	(.11)	—

(.82)	(.68)	(.62)	(.67)	(.59)

$11.76	$11.97	$11.95	$12.30	$12.37

5.30%	6.01%	2.27%	5.09%	10.17%

$1,990	$4,517	$5,087	$3,832	$2,298
$3,117	$4,805	$4,300	$2,778	$1,708

.81%	.79%	.72%	.72%	.73%
.81%	.79%	.72%	.72%	.73%
4.18%	4.19%	4.49%	4.64%	4.90%

See Notes to Financial Statements.

Dryden California Municipal Fund/California Series	37

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Series’ investment subadvisor the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Series. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Series’ website and on the Commission’s website.

TRUSTEES
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Jack Benintende, Assistant Treasurer • M. Sadiq Peshimam, Assistant Treasurer • Kathryn L. Quirk, Chief Legal Officer •
Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Helene Gurian, Acting Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISOR	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Series carefully before investing. The prospectus for the Series contains this and other information about the Series. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Dryden California Municipal Fund/California Series, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Series’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Series’ schedule of portfolio holdings is also available on the Series’ website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden California Municipal Fund/California Series
Share Class	A	B	C	Z
NASDAQ	PRMCX	PBCMX	PCCSX	PZCSX
CUSIP	262433881	262433873	262433865	262433857

MF116E2    IFS-A117918    Ed. 04/2006

Dryden California Municipal Fund/California Income Series

FEBRUARY 28, 2006	SEMIANNUAL REPORT

FUND TYPE

Municipal bond

OBJECTIVE

Maximize current income that is exempt from California state and federal income taxes, consistent with the preservation of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Series’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2006, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

April 14, 2006

Dear Shareholder:

We hope you find the semiannual report for the California Income Series informative and useful. As a JennisonDryden mutual fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisors and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden California Municipal Fund/California Income Series

Dryden California Municipal Fund/California Income Series	1

Your Series’ Performance

Series objective

The investment objective of the Dryden California Municipal Fund/California Income Series (the Series) is to maximize current income that is exempt from California state and federal income taxes, consistent with the preservation of capital. There can be no assurance that the Series will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 4.00% (Class A shares).

Cumulative Total Returns[1] as of 2/28/06
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Class A	1.29%	4.50%	28.05%	72.04%	173.60%
Class B	1.16	4.24	26.47	67.11	89.99
Class C	1.03	3.99	24.90	62.99	85.05
Class Z	1.41	4.76	29.64	N/A	72.83
Lehman Brothers Municipal Bond Index[3]	0.99	3.87	30.76	75.81	***
Lipper California (CA) Muni Debt Funds Avg.[4]	0.95	4.04	26.69	65.85	****

Average Annual Total Returns[1] as of 3/31/06
		One Year	Five Years	Ten Years	Since Inception[2]
Class A		0.23%	3.92%	5.25%	6.45%
Class B		–0.83	4.34	5.38	5.28
Class C		2.89	4.25	5.12	5.34
Class Z		4.76	5.05	N/A	5.83
Lehman Brothers Municipal Bond Index[3]		3.81	5.18	5.87	***
Lipper California (CA) Muni Debt Funds Avg.[4]		4.03	4.56	5.30	****

Distributions and Yields[1] as of 2/28/06
			Taxable Equivalent 30-Day Yield[5] at Tax Rates of
	Total Distributions Paid for Six Months	30-Day SEC Yield	33%	35%
Class A	$0.23	2.96%	4.87%	5.02%
Class B	$0.22	2.84	4.67	4.82
Class C	$0.21	2.59	4.26	4.39
Class Z	$0.25	3.34	5.50	5.67

2	Visit our website at www.jennisondryden.com

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 4.00%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively. Class Z shares are not subject to a sales charge.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the share classes would have been lower. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.3%, 0.5%, and 1.0% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. Except where noted, the returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Without waiver of fees and/or expense subsidization, the Series’ returns would have been lower.

2Inception dates: Class A, 12/3/90; Class B, 12/7/93; Class C, 8/1/94; and Class Z, 9/18/96.

3The Lehman Brothers Municipal Bond Index is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

4The Lipper CA Muni Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper CA Muni Debt Funds category for the periods noted. Funds in the Lipper Average limit their assets to those securities that are exempt from taxation in California.

5Taxable equivalent yields reflect federal and applicable state tax rates.

Investors cannot invest directly in an index. The returns for the Lehman Brothers Municipal Bond Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

***Lehman Brothers Municipal Bond Index Closest Month-End to Inception cumulative total returns as of 2/28/06 are 169.68% for Class A, 100.11% for Class B, 101.41% for Class C, and 72.78% for Class Z. Lehman Brothers Municipal Bond Index Closest Month-End to Inception average annual total returns as of 3/31/06 are 6.64% for Class A, 5.73% for Class B, 6.12% for Class C, and 5.85% for Class Z.

****Lipper Average Closest Month-End to Inception cumulative total returns as of 2/28/06 are 154.07% for Class A, 88.25% for Class B, 89.10% for Class C, and 63.26% for Class Z. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/06 are 6.22% for Class A, 5.20% for Class B, 5.54% for Class C, and 5.21% for Class Z.

Dryden California Municipal Fund/California Income Series	3

Your Series’ Performance (continued)

Five Largest Issues expressed as a percentage of net assets as of 2/28/06
Southern Pub. Pwr. Auth., Palo Verde Proj., 7/01/16, Zero Coupon	3.0%
Foothill/Eastern Trans. Corr. Agcy., Toll Rd. Rev., 1/01/10, 7.15%	3.0
Orange Cnty. Loc. Trans. Auth., Sales. Tax Rev., 2/14/11, 6.20%	2.5
California St. Pub. Wks. Brd., Rev., Dept. Mental Hlth., 6/01/18, 5.50%	2.5
California Edl. Facs. Auth. Rev., Rfdg. Stanford Univ., 11/01/21, 5.00%	2.2

Issues are subject to change.

Credit Quality expressed as a percentage of net assets as of 2/28/06
Aaa	50.5%
Aa	2.7
A	13.3
Baa	8.5
Ba	1.5
B	0.6
Not Rated	22.0
Total Investments	99.1
Other assets in excess of liabilities	0.9
Net Assets	100.0%

Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

Credit quality is subject to change.

4	Visit our website at www.jennisondryden.com

Fees and Expenses (Unaudited)

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Series expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2005, at the beginning of the period, and held through the six-month period ended February 28, 2006.

The Series’ transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Series, that you own. You should consider the additional fees that were charged to your Series account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before

Dryden California Municipal Fund/California Income Series	5

expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden California Municipal Fund/ California Income Series		Beginning Account Value September 1, 2005	Ending Account Value February 28, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,012.90	0.96%	$4.79
	Hypothetical	$1,000.00	$1,020.03	0.96%	$4.81

Class B	Actual	$1,000.00	$1,011.60	1.21%	$6.04
	Hypothetical	$1,000.00	$1,018.79	1.21%	$6.06

Class C	Actual	$1,000.00	$1,010.30	1.46%	$7.28
	Hypothetical	$1,000.00	$1,017.55	1.46%	$7.30

Class Z	Actual	$1,000.00	$1,014.10	0.71%	$3.55
	Hypothetical	$1,000.00	$1,021.27	0.71%	$3.56

* Series expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2006, and divided by the 365 days in the Series’ fiscal year ending August 31, 2006 (to reflect the six-month period).

6	Visit our website at www.jennisondryden.com

This Page Intentionally Left Blank

Portfolio of Investments

as of February 28, 2006 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS 97.9%

Municipal Bonds
Abag Fin. Auth. For Nonprofit Corp. Rev., San Diego Hosp. Assoc., Ser. C	Baa1	5.375%	3/01/21	$1,665	$1,764,351
Brea Redev. Agcy., Rfdg., Tax, Alloc., Ser. A, A.M.B.A.C.	Aaa	5.50	8/01/19	3,350	3,673,006
California County Tobacco Securitization Agcy. Rev.	Baa3	Zero	6/01/21	1,000	790,190
California Edl. Facs. Auth. Rev., Rfdg., Stanford Univ., Ser. R	Aaa	5.00	11/01/21	3,700	3,935,615
California Hlth. Facs. Fin. Auth. Rev. Auth. Rev., Ref. Cedars Sinai Med. Ctr.	A3	5.00	11/15/21	1,000	1,046,140
Rev., Catholic Healthcare West, Ser. G.	A3	5.00	7/01/09	750	780,825
California Infrastructure & Econ. Dev. Bk. Rev., Scripps Research Inst., Ser. A	Aa3	5.75	7/01/30	1,500	1,574,805
California Poll. Ctrl. Fin. Auth. Sld. Wste. Disp. Rev., Wste. Mgmt., Inc. Proj., Ser. B, A.M.T.	BBB(c)	5.00	7/01/27	500	506,670
California Rural Home Mtge. Fin.Auth., Sngl. Fam.Mtge. Rev., Mtge. Bkd. Secs., Ser. D, F.N.M.A., G.N.M.A., A.M.T.	AA+(c)	6.00	12/01/31	170	170,692
California St.
G.O., A.M.B.A.C.	Aaa	5.50	3/01/16	2,000	2,175,780
G.O., M.B.I.A.	Aaa	5.25	2/01/27	2,500	2,676,075
G.O. Cmntys.	A2	5.50	4/01/30	3,000	3,329,880
State of California Various Purp. G.O.	A2	5.00	3/01/27	1,000	1,049,800
California St. Dept. Wtr. Res. Pwr. Rev., Ser. A	A2	5.00	5/01/17	3,320	3,507,514
California St. Pub. Wks. Brd., Lease Rev., Dept. Mental Hlth., Coalinga, Ser. A,	A3	5.50	6/01/18	4,000	4,453,879
Various Univ. California Projs., Ser. D	Aa2	5.00	5/01/20	1,000	1,066,610
Dept. Corrections & Rehab.	A3	5.00	1/01/21	2,000	2,121,160
Dept. General Services, Ser. J	A3	5.25	6/01/28	500	527,240

See Notes to Financial Statements.

Dryden California Municipal Fund/California Income Series	9

Portfolio of Investments

as of February 28, 2006 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

California St. Univ. Rev. & Coll., Systemwide, Ser. A, A.M.B.A.C.	Aaa	5.50%	11/01/16	$1,350	$1,496,273
California Statewide Cmmtys. Dev. Auth. Rev., Kaiser Permanente, Ser. B	A3(c)	3.90	7/01/14	1,000	977,240
Kaiser Permanente C.O.P., F.S.A., E.T.M.	Aaa	5.30	12/01/15	1,900	1,950,673
California Statewide Cmmtys. Dev. Auth. Spl. Tax. No. 97-1, A.M.T.	NR	Zero	9/01/22	4,440	1,727,693
Central California Joint. Pwrs., Hlth. Fin. Auth., Cmnty. Hosps., C.O.P.	Baa2	6.00	2/01/30	2,000	2,093,420
Chico Redev. Agcy. Tax Alloc., Chico Amended & Merged Redev., A.M.B.A.C.	Aaa	5.00	4/01/30	1,000	1,053,430
Chula Vista Calif. Redev. Agcy Rev, Rfdg. Tax Alloc.Sub. BayFront, Ser. C	NR	8.25	5/01/24	1,500	1,541,715
Chula Vista Ind. Dev. Rev., San Diego, A.M.T.	A1	5.00	12/01/27	1,000	1,032,270
Colton Joint Unified School Dist G.O., F.G.I.C.	AAA(c)	5.25	2/01/21	1,000	1,096,950
Coronado Cmnty Dev. Agcy. Tax Alloc., Dev. Proj., A.M.B.A.C.	Aaa	5.00	9/01/24	2,000	2,124,360
Culver City Calif. Redev. Agcy. Ref. Tax Alloc., Redev. Proj. A, A.M.B.A.C.	Aaa	5.00	11/01/23	1,185	1,260,354
Davis Pub. Facs. Fin. Auth. Loc. Agy. Rev., Mace Ranch Avra, Ser. A	NR	6.60	9/01/25	1,325	1,394,814
El Dorado Cnty., Spec. Tax, Cmnty. Facs., Dist. No. 92-1	NR	6.125	9/01/16	1,000	1,055,580
Cmnty. Facs., Dist. No. 92-1	NR	6.25	9/01/29	475	498,351
Emeryville Pub. Fin. Auth. Rev., Emeryville Redev. Proj., Ser. A, M.B.I.A.	Aaa	5.25	9/01/20	1,635	1,790,832

See Notes to Financial Statements.

10	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Folsom Spec.Tax, Cmnty. Facs., Dist. No. 10, Empire Ranch	NR	6.875%	9/01/19	$2,000		$2,173,840
Cmnty. Facs., Dist. No. 7, Broadstone	NR	6.00	9/01/24	2,500		2,638,975
Foothill/Eastern Trans. Corr. Agcy. Rev., Toll Rd. Sr. Lien, Ser. A	AAA(c)	7.15	1/01/10	4,750	(e)	5,482,639
Conv., Zero Coupon (until 7/15/09), C.A.B.S.	Baa3	Zero	1/15/28	2,890		2,533,952
Glendale Redev. Agcy. Tax Alloc., Central Glendale Redev. Proj., M.B.I.A.	Aaa	5.25	12/01/19	3,275		3,554,358
Golden St. Tobacco Securitization Rev., Asset-Bkd. Ser. A, C.A.B.S., A.M.B.A.C.	Aaa	Zero	6/01/23	2,000		1,662,160
Asset-Bkd., Ser. 2003-A-1	Baa3	6.75	6/01/39	1,950		2,197,085
Asset-Bkd., Ser. B	Aaa	5.50	6/01/13	3,000	(e)	3,325,290
Golden West Sch. Fin. Auth., Rev., C.A.B.S. Rfdg. Ser. A., M.B.I.A.	Aaa	Zero	2/01/19	2,110		1,206,772
La Quinta Fin. Auth. Rev. Local, Rfdg., Proj., Ser. A, A.M.B.A.C.	Aaa	5.25	9/01/24	1,000		1,086,390
La Quinta Redev. Agcy. Tax Alloc., M.B.I.A. Rfdg. Proj. Area No. 1	Aaa	7.30	9/01/10	1,000		1,155,000
Rfdg. Proj. Area No. 1	Aaa	7.30	9/01/11	1,000		1,184,530
Lake Elsinore Spec. Tax, Cmnty. Facs. Dist. No. 3 Impt., Area No. 1	NR	5.25	9/01/35	1,225		1,229,190
Lincoln Impvt. Bond Act of 1915, Pub. Rev., Fin. Auth., Twelve Bridges	NR	6.20	9/02/25	2,590		2,720,795
Loma Linda Hospial Rev. Loma Linda Univ. Med. Center, Ser. A	Baa1	5.00	12/01/20	1,250		1,297,838
Long Beach Hbr. Rev., Rfdg., Ser. A, A.M.T., F.G.I.C.	Aaa	6.00	5/15/19	3,000		3,489,990
Los Angeles Uni. Sch. Dist; Ser. F, G.O., F.G.I.C.,	Aaa	5.00	7/01/21	750		797,265

See Notes to Financial Statements.

Dryden California Municipal Fund/California Income Series	11

Portfolio of Investments

as of February 28, 2006 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Lynwood Pub. Fin. Auth. Rev.,Wtr. Sys. Impvt. Proj.	NR	6.50%	6/01/21	$1,500		$1,557,075
Metro. Wtr. Dist. of Southern California, Waterworks Rev., Linked S.A.V.R.S. & R.I.B.S.	Aa2	5.75	8/10/18	1,000		1,164,930
Norco Spec. Tax Cmnty. Facs., Dist. No. 97-1	NR	7.10	10/01/10	1,320	(e)	1,539,952
Ontario Special Assessment Impvt. Bond Act of 1915, Assmt. Dist. 100C, Cmnty. Ctr. III	NR	8.00	9/02/11	535		559,985
Orange Cnty. Cmnty. Facs. Dist., Spec.Tax Rev., No 01-1, Ladera Ranch, Ser. A	NR	6.00	8/15/10	1,350	(e)	1,506,128
Orange Cnty. Loc. Trans. Auth., Sales Tax Rev., Linked, S.A.V.R.S. & R.I.B.S., A.M.B.A.C., T.C.R.S.	Aaa	6.20	2/14/11	4,000	(f)	4,465,119
Spec. Tax Rev., Linked, S.A.V.R.S. & R.I.B.S	Aa2	9.074(d)	2/14/11	750	(g)	924,420
Oxnard Special Tax, Cmnty. Facs. Dist., No. 3 Seabridge	NR	5.00	9/01/23	1,105		1,111,078
Perris Cmnty. Facs. Dist., Spec. Tax No. 01-2 Avalon, Ser. A	NR	6.25	9/01/23	2,000		2,180,440
Pico Rivera Wtr. Auth. Rev., Wtr. Sys. Proj., Ser. A, M.B.I.A.	Aaa	5.50	5/01/29	1,500		1,747,935
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., A.M.B.A.C., C.A.B.S.	Aaa	Zero	8/01/26	1,375		550,743
Ext. Spec. Redem., Los Medanos, Ser. B, F.S.A.	Aaa	5.80	8/01/34	2,700		3,067,092
Poway Cmnty., Facs., Dist. No. 88-1, Pkwy. Bus. Ctr.	NR	6.75	8/15/15	1,000		1,077,860
Puerto Rico Comnwlth. R.I.T.E.S., PA 642A, G.O., M.B.I.A.	NR	8.892(d)	7/01/10	1,000	(g)	1,183,900
Puerto Rico Comnwlth. Hwy & Trans. Auth. Rev., Ser. G, F.G.I.C.	Aaa	5.25	7/01/16	2,000		2,191,540
Ser. G, F.G.I.C.	Aaa	5.25	7/01/17	1,260		1,373,501

See Notes to Financial Statements.

12	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Puerto Rico Municipal Finance agcy.	Baa2	5.25%	8/01/25	$500		$536,875
Redding Elec. Sys. Rev., C.O.P., E.T.M., Linked, S.A.V.R.S. & R.I.B.S., M.B.I.A.	Aaa	6.368	7/01/22	50	(e)	59,873
M.B.I.A., R.I.B.S.	Aaa	9.461(d)	7/01/22	1,850	(e)(g)	2,580,602
Rio Vista Impvt. Bond Act of 1915, Assmt. Dist.No. 96-1, River View Pt.	NR	7.50	9/02/22	1,620		1,708,695
Riverside Cnty. Asset Leasing Corp., Leasehold Rev., Hosp. Proj., Ser. B, M.B.I.A.	Aaa	5.70	6/01/16	1,500		1,683,780
Riverside Uni. Sch. Dist. Spec. Tax, Cmnty. Facs., Dist. No. 7, Victoria Ser. A	NR	6.90	9/01/20	1,320		1,452,158
Dist. No. 7, Victoria Ser. A	NR	7.00	9/01/30	1,000		1,123,900
Rocklin Uni. Sch. Dist., Ser. C, G.O., C.A.B.S., M.B.I.A.	Aaa	Zero	8/01/16	1,400		910,672
Roseville California Spec. Tax, Highland Cmnty. Facs., Dist. No.1	NR	6.30	9/01/25	1,815		1,970,999
Woodcreek Cmnty. Facs., Dist. No.1	NR	6.375	9/01/27	1,000		1,077,620
Sacramento City Fin. Auth., Ser. B, C.A.B.S., M.B.I.A.	Aaa	Zero	11/01/17	5,695		3,490,238
Tax Alloc. Comb. Proj., Ser. B, M.B.I.A., C.A.B.S.	Aaa	Zero	11/01/16	5,700		3,666,981
Impvt. Bond Act of 1915, Willowcreek II, Assmt., Dist. No. 96-1	NR	6.70	9/02/22	2,420		2,522,850
San Diego California Uni. Sch. Dist. Election 1998, Ser C, G.O., F.S.A.,	Aaa	5.00	7/01/19	1,000		1,081,420
San Diego Redev., Agcy., Tax Alloc., North Bay Redev.	Baa1	5.875	9/01/29	2,000		2,111,080
San Joaquin Hills Trans. Corridor Agcy., Toll Rd. Rev., Jr. Lien, C.A.B.S., E.T.M.	AAA(c)	Zero	1/01/11	2,000	(e)	1,677,100

See Notes to Financial Statements.

Dryden California Municipal Fund/California Income Series	13

Portfolio of Investments

as of February 28, 2006 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date		Principal Amount (000)		Value (Note 1)

San Leandro Cmnty. Facs, Spec. Tax, Dist. No.1	NR	6.50%	9/01/25		$2,160		$2,315,239
Santa Margarita, Dana Point Auth., Impv. Rev., Dists, 3, 3A, 4, 4A, Ser. B, M.B.I.A.	Aaa	7.25	8/01/14		1,000		1,247,030
Santa Margarita Wtr. Dist. Spec Tax, Cmnty. Facs., Dist. No. 99-1, Talega	NR	6.25	9/01/29		1,990		2,107,888
Santa Maria Joint Union H.S., Dist., Election 2004, C.A.B.S., G.O., F.G.I.C.	Aaa	Zero	8/01/27		1,505		569,206
South Orange Cnty., Pub Fin. Auth., Spl. Tax Sr. Lien, Ser A, M.B.I.A.	Aaa	7.00	9/01/10		2,535		2,895,249
Southern California Pub. Pwr. Auth. Rev, PNC GIC Pwr. Proj.	A2	6.75	7/01/10		3,000		3,342,060
Rfdg., Palo Verde Proj., Ser. C, A.M.B.A.C., E.T.M. C.A.B.S.	Aaa	Zero	7/01/16		8,400	(e)	5,490,071
Sulphur Springs Uni. Sch. Dist., Ser. A, G.O., M.B.I.A., C.M.B.S.	Aaa	Zero	9/01/11		3,000		2,457,660
Tobacco Securitization Auth. Northncalif. Rev., Asset-backed Tobacco Settlement, Ser. A	Baa3	5.50	6/01/45		1,500		1,530,390
Univ. California Bd. Of Regents Research. Facs.,Rev., Ser. E, A.M.B.A.C.	Aaa	5.00	9/01/18		2,000		2,110,980
Val Verde Uni. Sch. Dist., C.O.P., Ref. & Sch. Constr. Proj., Ser. B, F.G.I.C.	Aaa	5.00	1/01/35		500		522,120
Vallejo, Touro Univ., C.O.P.	Ba2	7.375	6/01/29		2,500		2,693,675
Valley Hlth. Sys., California Hosp.Rev., Impvt. Proj., Ser A	B+(c)	6.50	5/15/25		1,000		1,002,720
Victor Elem. Sch. Dist., Ser. A G.O., F.G.I.C.(e)	Aaa	5.375	8/01/21		1,635		1,801,770

Total long-term investments (cost $162,092,983)							177,922,855

SHORT-TERM INVESTMENTS 1.2%
California Hsg. Fin. Agy. Rev., A.M.B.A.C., F.R.D.D.	VMIG1	2.97	3/01/06	(b)	100		100,000

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date		Principal Amount (000)	Value (Note 1)

California Hsg. Fin. Agy. Rev. Home Mtg., Ser. 2002-U A.M.T., F.R.D.D.	VMIG1	2.96%	3/01/06	(b)	$250	$250,000
Rev., Home Mtg., Ser. U A.M.T., M.B.I.A., F.R.D.D.	VMIG1	2.96	3/01/06	(b)	1,330	1,330,000
Mun. Secs. Trust Cert., Rev., Los Angeles Unif. Sch. Dist. Ser. 2001-135, Class A Cert., G.O., F.R.D.D, F.G.I.C.	NR	3.06	3/01/06	(b)	400	400,000
Municipal Secs Trust Ctfs.,
San Francisco Arpt. Rev., F.R.D.D. , F.G.I.C.	A-1(c)	3.06	3/01/06	(b)	100	100,000

Total short-term investments (cost $2,180,000)						2,180,000

Total Investments 99.1% (cost $164,272,983; Note 5)						180,102,855
Other assets in excess of liabilities (h) 0.9%						1,657,401

Net Assets 100%						$181,760,256

(a)	The following abbreviations are used in the portfolio descriptions:

A.M.B.A.C.—American Municipal Bond Assurance Corporation

A.M.T.—Alternative Minimum Tax

C.A.B.S.—Capital Appreciation Bonds

C.M.B.S.—Commercial Mortgage-Backed Securities

C.O.P.—Certificates of Participation

E.T.M.—Escrowed to Maturity

F.G.I.C.—Financial Guaranty Insurance Company

F.N.M.A.—Federal National Mortgage Association

F.R.D.D.—Floating Rate (Daily) Demand Note (b)

F.S.A.—Financial Security Assurance

G.N.M.A.—Government National Mortgage Association

G.O.—General Obligation

M.B.I.A.—Municipal Bond Insurance Corporation

R.I.B.S.—Residual Interest Bearing Securities

R.I.T.E.S.—Residual Interest Tax-Exempt Securities

S.A.V.R.S.—Select Auction Variable Rate Securities

T.C.R.S.—Transferable Custodial Receipts

NR—Not Rated by Moody’s or Standard & Poor’s

The fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

See Notes to Financial Statements.

Dryden California Municipal Fund/California Income Series	15

Portfolio of Investments

as of February 28, 2006 (Unaudited) Cont’d.

(b)	For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(c)	Standard & Poor’s rating.
(d)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at February 28, 2006.
(e)	Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(f)	Security segregated as collateral for futures contracts.
(g)	Indicates a security that has been deemed illiquid.
(h)	Other assets in excess of liabilities include net unrealized appreciation on financial futures contracts as follows:

Open future contracts outstanding at February 28, 2006:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at February 28, 2006	Unrealized Appreciation/ (Depreciation)
	Long Position:
9	U.S. Treasury 2 yr Notes	June 2006	$1,837,142	$1,839,375	$2,233

	Short Positions:
66	U.S. Treasury 10 yr Notes	June 2006	7,099,734	7,121,813	(22,079)
35	U.S. Treasury 5 yr Notes	June 2006	3,683,746	3,681,563	2,183

					(19,896)

					$(17,663)

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2006 were as follows:

Special Tax/Assessment District	41.1%
General Obligation	9.8
Transportation	9.2
Education	8.2
Power	8.2
Healthcare	6.9
Lease-Baked Certificate of Participation	4.9
Tobacco Appropriated	2.7
Tobacco	2.5
Water & Sewer	2.5
Short-Term Investments	1.2
Other	0.9
Corporate-Backed IDB & PCR	0.8
Housing	0.2

Total Investments	99.1
Other assets in excess of liabilities	0.9

Total	100%

Industry classification is subject to change.

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

Financial Statements

FEBRUARY 28, 2006	SEMIANNUAL REPORT

Dryden California Municipal Fund

California Income Series

Statement of Assets and Liabilities

as of February 28, 2006 (Unaudited)

Assets
Investments, at value (cost $164,272,983)	$180,102,855
Interest receivable	2,478,405
Receivable for Series shares sold	230,507
Prepaid expenses	7,980

Total assets	182,819,747

Liabilities
Payable for Series shares reacquired	633,519
Accrued expenses	166,522
Management fee payable	69,688
Payable to custodian	56,271
Distribution fee payable	42,358
Dividends payable	41,140
Due to broker—variation margin	29,247
Deferred trustees’ fees	16,284
Transfer agent fee payable	4,462

Total liabilities	1,059,491

Net Assets	$181,760,256

Net assets were comprised of:
Shares of beneficial interest, at par	$165,715
Paid-in capital in excess of par	165,230,306

165,396,021
Undistributed net investment income	171,247
Accumulated net realized gain on investments	380,779
Net unrealized appreciation on investments	15,812,209

Net assets, February 28, 2006	$181,760,256

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

Class A
Net asset value and redemption price per share ($141,733,317 ÷ 12,922,159 shares of beneficial interest issued and outstanding)	$10.97
Maximum sales charge (4.00% of offering price)	0.46

Maximum offering price to public	$11.43

Class B
Net asset value, offering price and redemption price per share ($26,883,085 ÷ 2,451,144 shares of beneficial interest issued and outstanding)	$10.97

Class C
Net asset value, offering price and redemption price per share ($8,355,623 ÷ 761,812 shares of beneficial interest issued and outstanding)	$10.97

Class Z
Net asset value, offering price and redemption price per share ($4,788,231 ÷ 436,350 shares of beneficial interest issued and outstanding)	$10.97

See Notes to Financial Statements.

Dryden California Municipal Fund/California Income Series	19

Statement of Operations

Six Months Ended February 28, 2006 (Unaudited)

Net Investment Income
Income
Interest	$4,760,298

Expenses
Management fee	453,728
Distribution fee—Class A	174,716
Distribution fee—Class B	72,624
Distribution fee—Class C	30,717
Custodian’s fees and expenses	61,000
Reports to shareholders	35,000
Transfer agent’s fees and expenses (including affiliated expense of $21,400) (Note 3)	28,000
Registration fees	22,000
Legal fees and expenses	15,000
Audit fee	11,000
Trustees’ fees	7,000
Miscellaneous	8,946

Total expenses	919,731
Less: Custodian fee credit (Note 1)	(1,135)

Net expenses	918,596

Net investment income	3,841,702

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on:
Investment transactions	359,176
Financial futures transactions	410,268

769,444

Net change in unrealized appreciation (depreciation) on:
Investments	(2,590,009)
Financial futures contracts	172,449

(2,417,560)

Net loss on investments	(1,648,116)

Net Increase In Net Assets Resulting From Operations	$2,193,586

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 28, 2006	Year Ended August 31, 2005
Increase (Decrease) In Net Assets
Operations
Net investment income	$3,841,702	$8,005,968
Net realized gain on investments	769,444	1,078,664
Net change in unrealized appreciation (depreciation) on investments	(2,417,560)	2,162,654

Net increase in net assets resulting from operations	2,193,586	11,247,286

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(2,950,088)	(5,852,158)
Class B	(575,599)	(1,588,600)
Class C	(152,379)	(318,072)
Class Z	(99,915)	(223,577)

	(3,777,981)	(7,982,407)

Distributions from net realized gains
Class A	(948,007)	—
Class B	(206,629)	—
Class C	(54,843)	—
Class Z	(28,854)	—

	(1,238,333)	—

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	5,673,423	9,878,079
Net asset value of shares issued in reinvestment of dividends and distributions	2,804,834	3,933,092
Cost of shares reacquired	(13,508,109)	(32,709,426)

Net decrease in net assets from Series share transactions	(5,029,852)	(18,898,255)

Total decrease	(7,852,580)	(15,633,376)

Net Assets
Beginning of period	189,612,836	205,246,212

End of period(a)	$181,760,256	$189,612,836

(a) Includes undistributed net investment income of:	$171,247	$107,526

See Notes to Financial Statements.

Dryden California Municipal Fund/California Income Series	21

Notes to Financial Statements

(Unaudited)

Dryden California Municipal Fund (the “Fund”), is registered under the Investment Company Act of 1940, as an open-end management investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984 and consists of two series. These financial statements relate only to California Income Series (the “Series”). The financial statements of the other series are not presented herein. The assets of each series are invested in separate, independently managed portfolios. The Series commenced investment operations on December 3, 1990. The Series is diversified and seeks to achieve its investment objective of obtaining the maximum amount of income exempt from federal and California state income taxes with the minimum of risk. The Series will invest primarily in investment grade municipal obligations but may also invest a portion of its assets in lower-quality municipal obligations or in non rated securities which are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific state, industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Series in preparation of its financial statements.

Securities Valuations: The Series values municipal securities (including commitments to purchase such securities on a “when-issued” basis) as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values. Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the sub advisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at their last sales price as of the close of trading on an applicable exchange, or if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchanges.

22	Visit our website at www.jennisondryden.com

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Certain fixed income securities for which daily market quotations are not readily available may be valued with reference to fixed income securities whose prices are more readily available, pursuant to guidelines established by Board of Trustees. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term securities, which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days a revalued at current market quotations.

Restricted Securities: The Series may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities include registration rights under which the Series may demand registration by the issuers. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Dryden California Municipal Fund/California Income Series	23

Notes to Financial Statements

(Unaudited) Cont’d

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures transactions.

The Series invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Interest Rate Swaps: The Series may enter into interest rate swaps. In a simple interest rate swap, one investor pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Interest rate swaps were conceived as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.

During the term of the swap, changes in the value of the swap are recorded as unrealized gains or losses by “marking-to-market” to reflect the market value of the swap. When the swap is terminated, the Series will record a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the Series’ basis in the contract, if any.

The Series is exposed to credit loss in the event of non-performance by the other party to the interest rate swap. However, the Series does not anticipate non-performance by any counterparty.

24	Visit our website at www.jennisondryden.com

Financial future contracts, written options and swap contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities.

Inverse Floaters: The Series invests in variable rate securities commonly called “inverse floaters”. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

When-Issued/Delayed-Delivery Securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Series enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Series declares daily dividends from net investment income. Payment of dividends is made monthly. Distributions of net capital gains, if any, are made at least annually.

Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulation and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified among net investment income, accumulated net realized gain or loss and paid-in-capital in excess of par, as appropriate.

Dryden California Municipal Fund/California Income Series	25

Notes to Financial Statements

(Unaudited) Cont’d

Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the Series’ policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with The Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Series. In connection therewith, PIM is obligated to keep certain books and records of the Series. PI pays for the services of PIM, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .50 of 1% of the Series’ average daily net assets up to and including $1 billion and .45% of the Series’ average daily net assets in excess of $1 billion. The effective management fee rate was .50 of 1% for the six months ended February 28, 2006.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees for Class A, Class B and Class C shares are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

26	Visit our website at www.jennisondryden.com

Pursuant to the Class A, Class B and Class C Plans, the Series compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, .50 of 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS has contractually agreed to limit such fees to .25 of 1% and .75 of 1% of the Class A and Class C shares, respectively.

PIMS has advised the Series that it received approximately $30,000 in front-end sales charges resulting from sales of Class A shares, during the six months ended February 28, 2006. From these fees, PIMS paid a substantial part of such sales charges to affiliated broker-dealers which in turn paid commissions to sales persons and incurred other distribution costs.

PIMS has advised the Series that, for the six months ended February 28, 2006, it received approximately $14,000 and $500 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI, PIMS and PIM are indirect wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates. For the period from October 29, 2004 through October 28, 2005, the Fund paid a commitment fee of .075 of 1% of the unused portion of the agreement. Effective October 29, 2005, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Fund pays a commitment fee of .0725 of 1% of the unused portion of the renewed SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the renewed SCA is October 27, 2006. The Fund did not borrow any amounts pursuant to the SCA during the six months ended February 28, 2006.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

Dryden California Municipal Fund/California Income Series	27

Notes to Financial Statements

(Unaudited) Cont’d

The Series pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. During the six months ended February 28, 2006, the Series incurred approximately $7,400 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended February 28, 2006 were $40,912,650 and $49,009,318, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of February 28, 2006 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$164,143,818	$16,000,580	$41,543	$15,959,037

The difference between the book basis and tax basis was primarily attributable to the difference in the treatment of accreting market discount and premium amortization for book and tax purposes.

Note 6. Capital

The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential Financial, Inc. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class C shares sold within 12 months of purchase are subject to a CDSC of 1%. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any

28	Visit our website at www.jennisondryden.com

sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has authorized an unlimited number of shares of beneficial interest for each class at $.01 par value per share.

Transactions in shares of beneficial interest for the six months ended February 28, 2006 and for fiscal year ended August 31, 2005 were as follows:

Class A	Shares	Amount
Six months ended February 28, 2006:
Shares sold	285,702	$3,120,107
Shares issued in reinvestment of distributions	190,026	2,074,794
Shares reacquired	(829,835)	(9,098,987)

Net increase (decrease) in shares outstanding before conversion	(354,107)	(3,904,086)
Shares issued upon conversion from Class B	562,974	6,188,293

Net increase (decrease) in shares outstanding	208,867	$2,284,207

Year ended August 31, 2005:
Shares sold	583,116	$6,440,167
Shares issued in reinvestment of distributions	245,452	2,709,255
Shares reacquired	(1,838,859)	(20,257,830)

Net increase (decrease) in shares outstanding before conversion	(1,010,291)	(11,108,408)
Shares issued upon conversion from Class B	652,103	7,177,012

Net increase (decrease) in shares outstanding	(358,188)	$(3,931,396)

Class B
Six months ended February 28, 2006:
Shares sold	37,031	$405,390
Shares issued in reinvestment of distributions	41,473	452,769
Shares reacquired	(212,796)	(2,327,687)

Net increase (decrease) in shares outstanding before conversion	(134,292)	(1,469,528)
Shares reacquired upon conversion into Class A	(562,974)	(6,188,293)

Net increase (decrease) in shares outstanding	(697,266)	$(7,657,821)

Year ended August 31, 2005:
Shares sold	75,999	$837,112
Shares issued in reinvestment of distributions	72,098	795,705
Shares reacquired	(689,188)	(7,594,473)

Net increase (decrease) in shares outstanding before conversion	(541,091)	(5,961,656)
Shares reacquired upon conversion into Class A	(652,103)	(7,177,012)

Net increase (decrease) in shares outstanding	(1,193,194)	$(13,138,668)

Dryden California Municipal Fund/California Income Series	29

Notes to Financial Statements

(Unaudited) Cont’d

Class C	Shares	Amount
Six months ended February 28, 2006:
Shares sold	101,638	$1,113,374
Shares issued in reinvestment of distributions	13,812	150,803
Shares reacquired	(94,617)	(1,040,189)

Net increase (decrease) in shares outstanding	20,833	$223,988

Year ended August 31, 2005:
Shares sold	134,559	$1,484,412
Shares issued in reinvestment of distributions	18,894	208,527
Shares reacquired	(233,201)	(2,570,856)

Net increase (decrease) in shares outstanding	(79,748)	$(877,917)

Class Z
Six months ended February 28, 2006:
Shares sold	94,668	$1,034,552
Shares issued in reinvestment of distributions	11,568	126,468
Shares reacquired	(95,066)	(1,041,246)

Net increase (decrease) in shares outstanding	11,170	$119,774

Year ended August 31, 2005:
Shares sold	101,174	$1,116,388
Shares issued in reinvestment of distributions	19,890	219,605
Shares reacquired	(207,521)	(2,286,267)

Net increase (decrease) in shares outstanding	(86,457)	$(950,274)

30	Visit our website at www.jennisondryden.com

Financial Highlights

FEBRUARY 28, 2006	SEMIANNUAL REPORT

Dryden California Municipal Fund

California Income Series

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended February 28, 2006
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$11.14

Income (loss) from investment operations:
Net investment income	.24
Net realized and unrealized gain (loss) on investment transactions	(.11)

Total from investment operations	.13

Less Dividends and Distributions:
Dividends from net investment income	(.23)
Distributions from net realized gains	(.07)
Distributions in excess of net investment income	—

Total dividends and distributions	(.30)

Net asset value, end of period	$10.97

Total Return(a):	1.29%
Ratios/Supplemental Data:
Net assets, end of period (000)	$141,733
Average net assets (000)	$140,932
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(d)	.96	%(e)
Expenses, excluding distribution and service (12b-1) fees	.71	%(e)
Net investment income	4.29	%(e)
For class A, B, C, and Z shares:
Portfolio turnover rate	23	%(f)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Less than $.005 per share.
(c)	Effective September 1, 2001 the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. There was no effect of this change for the year ended August 31, 2002 on net investment income per share or net realized and unrealized gains/(loss) per share or on the ratio of net investment income. Per shares amounts and ratios for the years ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(d)	The distributor of the Series has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Class A
Year Ended August 31,
2005	2004	2003	2002(c)	2001

$10.95	$10.86	$11.09	$11.11	$10.66

.46	.45	.47	.49	.52
.19	.25	(.23)	(.01)	.45

.65	.70	.24	.48	.97

(.46)	(.45)	(.47)	(.50)	(.52)
—	(.16)	—	—	—
—	—	—	—	— (b)

(.46)	(.61)	(.47)	(.50)	(.52)

$11.14	$10.95	$10.86	$11.09	$11.11

6.02%	6.55%	2.20%	4.54%	9.35%

$141,564	$143,120	$158,120	$172,623	$167,009
$141,287	$151,980	$171,193	$169,196	$164,424

.93%	.92%	.90%	.87%	.87%
.68%	.67%	.65%	.62%	.62%
4.15%	4.12%	4.32%	4.55%	4.83%

11%	38%	59%	23%	32%

See Notes to Financial Statements.

Dryden California Municipal Fund/California Income Series	33

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended February 28, 2006
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$11.14

Income (loss) from investment operations:
Net investment income	.23
Net realized and unrealized gain (loss) on investment transactions	(.11)

Total from investment operations	.12

Less Dividends and Distributions:
Dividends from net investment income	(.22)
Distributions from net realized gains	(.07)
Distributions in excess of net investment income	—

Total dividends and distributions	(.29)

Net asset value, end of period	$10.97

Total Return(a):	1.16%
Ratios/Supplemental Data:
Net assets, end of period (000)	$26,883
Average net assets (000)	$29,290
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.21	%(d)
Expenses, excluding distribution and service (12b-1) fees	.71	%(d)
Net investment income	4.03	%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Less than $.005 per share.
(c)	Effective September 1, 2001 the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. There was no effect of this change for the year ended August 31, 2002 on net investment income per share or net realized and unrealized gains/(loss) per share. The effect of this change on the ration of net investment income was an increase from 4.30% to 4.31%. Per shares amounts and ratios for the years ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(d)	Annualized.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Class B
Year Ended August 31,
2005	2004	2003	2002(c)	2001

$10.95	$10.86	$11.09	$11.11	$10.67

.43	.42	.45	.47	.49
.19	.25	(.23)	(.01)	.44

.62	.67	.22	.46	.93

(.43)	(.42)	(.45)	(.48)	(.49)
—	(.16)	—	—	—
—	—	—	—	— (b)

(.43)	(.58)	(.45)	(.48)	(.49)

$11.14	$10.95	$10.86	$11.09	$11.11

5.76%	6.29%	1.94%	4.29%	8.98%

$35,061	$47,536	$57,234	$70,308	$78,237
$40,894	$53,143	$65,204	$72,864	$79,046

1.18%	1.17%	1.15%	1.12%	1.12%
.68%	.67%	.65%	.62%	.62%
3.90%	3.87%	4.07%	4.31%	4.58%

See Notes to Financial Statements.

Dryden California Municipal Fund/California Income Series	35

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended February 28, 2006
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$11.14

Income (loss) from investment operations:
Net investment income	.21
Net realized and unrealized gain (loss) on investment transactions	(.10)

Total from investment operations	.11

Less Dividends and Distributions:
Dividends from net investment income	(.21)
Distributions from net realized gains	(.07)
Distributions in excess of net investment income	—

Total dividends and distributions	(.28)

Net asset value, end of period	$10.97

Total Return(a):	1.03%
Ratios/Supplemental Data:
Net assets, end of period (000)	$8,356
Average net assets (000)	$8,259
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(d)	1.46	%(e)
Expenses, excluding distribution and service (12b-1) fees	.71	%(e)
Net investment income	3.79	%(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Less than $.005 per share.
(c)	Effective September 1, 2001 the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. There was no effect of this change for the year ended August 31, 2002 on net investment income per share or net realized and unrealized gains/(loss) per share. The effect of this change on the ration of net investment income was an increase from 4.06% to 4.07%. Per shares amounts and ratios for the years ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(d)	The distributor of the Series has contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% of the average daily net assets of the Class C shares.
(e)	Annualized.

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

Class C
Year Ended August 31,
2005	2004	2003	2002(c)	2001

$10.95	$10.86	$11.09	$11.11	$10.67

.40	.40	.42	.44	.47
.19	.25	(.23)	(.01)	.44

.59	.65	.19	.43	.91

(.40)	(.40)	(.42)	(.45)	(.47)
—	(.16)	—	—	—
—	—	—	—	— (b)

(.40)	(.56)	(.42)	(.45)	(.47)

$11.14	$10.95	$10.86	$11.09	$11.11

5.50%	6.03%	1.69%	4.02%	8.71%

$8,251	$8,986	$9,332	$10,071	$9,394
$8,726	$9,164	$9,804	$9,188	$8,346

1.43%	1.42%	1.40%	1.37%	1.37%
.68%	.67%	.65%	.62%	.62%
3.66%	3.62%	3.82%	4.07%	4.33%

See Notes to Financial Statements.

Dryden California Municipal Fund/California Income Series	37

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended February 28, 2006
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$11.14

Income (loss) from investment operations:
Net investment income	.25
Net realized and unrealized gain (loss) on investment transactions	(.10)

Total from investment operations	.15

Less Dividends and Distributions:
Dividends from net investment income	(.25)
Distributions from net realized gains	(.07)
Distributions in excess of net investment income	—

Total dividends and distributions	(.32)

Net asset value, end of period	$10.97

Total Return(a):	1.41%
Ratios/Supplemental Data:
Net assets, end of period (000)	$4,788
Average net assets (000)	$4,514
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.71	%(d)
Expenses, excluding distribution and service (12b-1) fees	.71	%(d)
Net investment income	4.53	%(d)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Less than $.005 per share.
(c)	Effective September 1, 2001 the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. There was no effect of this change for the year ended August 31, 2002 on net investment income per share or net realized and unrealized gains/(loss) per share or on the ratio of net investment income. Per shares amounts and ratios for the years ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(d)	Annualized.

See Notes to Financial Statements.

38	Visit our website at www.jennisondryden.com

Class Z
Year Ended August 31,
2005	2004	2003	2002(c)	2001

$10.95	$10.86	$11.09	$11.11	$10.65

.48	.48	.50	.52	.55
.19	.25	(.23)	(.01)	.46

.67	.73	.27	.51	1.01

(.48)	(.48)	(.50)	(.53)	(.55)
—	(.16)	—	—	—
—	—	—	—	— (b)

(.48)	(.64)	(.50)	(.53)	(.55)

$11.14	$10.95	$10.86	$11.09	$11.11

6.29%	6.82%	2.45%	4.80%	9.72%

$4,737	$5,604	$6,592	$6,148	$4,052
$5,101	$6,958	$6,118	$4,712	$4,292

.68%	.67%	.65%	.62%	.62%
.68%	.67%	.65%	.62%	.62%
4.39%	4.36%	4.58%	4.78%	5.09%

See Notes to Financial Statements.

Dryden California Municipal Fund/California Income Series	39

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Series’ investment subadvisor the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Series. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Series’ website and on the Commission’s website.

TRUSTEES
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Jack Benintende, Assistant Treasurer • M. Sadiq Peshimam, Assistant Treasurer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Helene Gurian, Acting Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISOR	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Series carefully before investing. The prospectus for the Series contains this and other information about the Series. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Dryden California Municipal Fund/California Income Series, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Series’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Series’ schedule of portfolio holdings is also available on the Series’ website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden California Municipal Fund/California Income Series
Share Class	A	B	C	Z
NASDAQ	PBCAX	PCAIX	PCICX	PCIZX
CUSIP	262433105	262433204	262433303	262433402

MF146E2    IFS-A1 17919    Ed. 04/2006

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not required, as this is not an annual filing.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden California Municipal Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date April 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date April 28, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date April 28, 2006

*	Print the name and title of each signing officer under his or her signature.